NATIONWIDE VARIABLE INSURANCE TRUST
American Century NVIT Multi Cap Value Fund
Gartmore NVIT International Equity Fund
Gartmore NVIT Worldwide Leaders Fund
Neuberger Berman NVIT Multi Cap Opportunities Fund
Neuberger Berman NVIT Socially Responsible Fund
NVIT Developing Markets Fund
NVIT Emerging Markets Fund
NVIT Growth Fund
NVIT Nationwide Fund
NVIT Real Estate Fund
Oppenheimer NVIT Large Cap Growth Fund
Templeton NVIT International Value Fund
Van Kampen NVIT Comstock Value Fund

Supplement dated July 6, 2010
to the Prospectus dated May 1, 2010

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Effective immediately, the following changes shall apply only to the Van Kampen NVIT Comstock Value Fund:

1.           On page 40 of the Prospectus, the table following “Portfolio Management – Portfolio Managers” is deleted and replaced with the following:

Portfolio Manager	Title	Length of Service
Kevin Holt	Lead Portfolio Manager, Invesco	Since June 2010
Devin Armstrong, CFA	Portfolio Manager, Invesco	Since June 2010
Jason Leder	Portfolio Manager, Invesco	Since June 2010
Matthew Seinsheimer, CFA	Portfolio Manager, Invesco	Since January 1998
James Warwick	Portfolio Manager, Invesco	Since June 2010

2.           The information on page 60 of the Prospectus following “Portfolio Management” that relates to the “Van Kampen NVIT Comstock Value Fund” is deleted and replaced with the following:

Portfolio Managers Kevin Holt, Devin Armstrong, CFA, Jason Leder, Matthew Seinsheimer, CFA and James Warwick are responsible for the day-to-day management of the Fund’s investment portfolio.

Mr. Holt, Lead Portfolio Manager, has been employed by Invesco since June 2010. Previously, Mr. Holt was a Managing Director of Van Kampen Asset Management (“VKAM”) and employed by VKAM from August 1999. Mr. Armstrong, Portfolio Manager, has been employed by Invesco since June 2010. Previously, Mr. Armstrong was an Executive Director of VKAM and has been employed by VKAM from August 2004. Mr. Leder, Portfolio Manager, has been employed by Invesco since June 2010. Previously, Mr. Leder was a Managing Director of VKAM and employed by VKAM from April 1995. Mr. Seinsheimer, Portfolio Manager, has been employed by Invesco since January 1998.  Mr. Warwick, Portfolio Manager, has been employed by Invesco since June 2010. Previously, Mr. Warwick was an Executive Director of VKAM and has been employed by VKAM from 2002.

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NATIONWIDE VARIABLE INSURANCE TRUST

AllianceBernstein NVIT Global Fixed Income Fund	NVIT Multi-Manager International Growth Fund
American Century NVIT Multi Cap Value Fund	NVIT Multi-Manager International Value Fund
Federated NVIT High Income Bond Fund	NVIT Multi-Manager Large Cap Growth Fund
Gartmore NVIT International Equity Fund	NVIT Multi-Manager Large Cap Value Fund
Gartmore NVIT Worldwide Leaders Fund	NVIT Multi-Manager Mid Cap Growth Fund
Neuberger Berman NVIT Multi Cap Opportunities Fund	NVIT Multi-Manager Mid Cap Value Fund
Neuberger Berman NVIT Socially Responsible Fund	NVIT Multi-Manager Small Cap Growth Fund
NVIT Bond Index Fund	NVIT Multi-Manager Small Cap Value Fund
NVIT Core Bond Fund	NVIT Multi-Manager Small Company Fund
NVIT Core Plus Bond Fund	NVIT Multi Sector Bond Fund
NVIT Developing Markets Fund (formerly Gartmore NVIT Developing Markets Fund)	NVIT Nationwide Fund
NVIT Emerging Markets Fund (formerly Gartmore NVIT Emerging Markets Fund)	NVIT Real Estate Fund (formerly Van Kampen NVIT Real Estate Fund)
NVIT Enhanced Income Fund	NVIT S&P 500 Index Fund
NVIT Government Bond Fund	NVIT Short Term Bond Fund
NVIT Growth Fund	NVIT Small Cap Index Fund
NVIT International Index Fund	Oppenheimer NVIT Large Cap Growth Fund
NVIT Mid Cap Index Fund	Templeton NVIT International Value Fund
NVIT Money Market Fund	Van Kampen NVIT Comstock Value Fund

Supplement dated July 6, 2010
to the Statement of Additional Information dated May 1, 2010

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statement of Additional Information (SAI).

1.           Effective immediately for information with regard to Invesco Advisers, Inc., the following information supplements Appendix C to the SAI:

APPENDIX C – PORTFOLIO MANAGERS

Name of Portfolio Manager	Fund Name	Dollar Range of Investments in Each Fund

Invesco Advisers, Inc.
Matthew Seinsheimer, CFA*	Van Kampen NVIT Comstock Value Fund	None
* Information as of May 31, 2010. Mr. Seinsheimer became portfolio manager of the Van Kampen NVIT Comstock Value Fund on June 25, 2010.

OTHER MANAGED ACCOUNTS

Name of Portfolio Manager	Number of Accounts Managed by Each Portfolio Manager and Total Assets by Category
Invesco Advisers, Inc.
Matthew Seinsheimer, CFA*	Mutual Funds: 5 accounts, $2.3 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 259 accounts, $61.7 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
* Information as of May 31, 2010. Mr. Seinsheimer became portfolio manager of the Van Kampen NVIT Comstock Value Fund on June 25, 2010.

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